Contract assets and liabilities	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Contract assets and liabilities
9.	Contract assets and liabilities

As discussed in note 3, the Group adopted IFRS 15, Revenue from Contracts with Customers during the year beginning January 1, 2018. In case of providing both wireless telecommunication services and sales of mobile devices, the Group allocated the consideration based on relative stand-alone selling prices and recognizes uninvoiced receivables from handset sales as contract assets. The Group recognized contract liabilities for receipts in advance for telecommunications service and for unearned revenue for customer loyalty program.

Details of contract assets and liabilities as of December 31, 2018 and January 1, 2018 are as follows:

(In millions of won)
	December 31, 2018		January 1, 2018
Contract assets:
Allocation of consideration between performance obligations	￦	133,893	143,053
Contract liabilities:
Wireless service contracts		18,425	16,624
Customer loyalty programs		17,113	10,739
Fixed-line service contracts		57,327	47,125
Commerce services		10	10
Security services (note 12)		38,109	—
Others		52,829	58,886

	￦	183,813	133,384

The amount of revenue recognized during the year ended December 31, 2018 related to the contract liabilities carried forward from the prior period and the performance obligations satisfied in the prior reporting period is ￦52,746 million.